Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Stockholders’ Equity

Note 6 – Stockholders’ Equity

Common Stock

During the three and nine months ended September 30, 2024, the Company issued:

●	719,148 and 797,345 shares of common stock to settle $1,172,850 and $1,408,050 of principal and $35,888 and $54,670 of interest on a convertible note and incurred $762,186 and $833,501 of loss on settlement, respectively.
●	5,002 and 24,349 shares of common stock issued for vesting of restricted stock units, respectively.
●	115,716 shares of common stock issued for the round up of reverse split fractional shares.

During the three and nine months ended September 30, 2023, the Company issued:

●	62,761 and 297,625 shares of common stock to settle $331,800 and $1,925,700 of principal and $54,096 and $294,927 of interest, respectively, on a Convertible Note and incurred $43,414 and $477,221 of loss on settlement, respectively.
●	1,876 and 1,876 shares of common stock issued for vesting of restricted stock units.

Warrants

In connection with the January 2023 Alto Convertible Note, Boustead was granted warrants to purchase 8,909 shares of common stock, at an exercise price of $18.80 per share (Note 5). Effective with the recent reverse split, the exercise price was adjusted to $1.93 per share, as provided for in the underlying agreement. In addition, Alto was granted warrants to purchase 127,260 shares of common stock, at an exercise price of $1.93 per share, as adjusted (Note 5, 7).

A summary of activity regarding all warrants issued for the nine months ended September 30, 2024 were as follows:

	Number of	Weighted Average	Average
	warrants	Exercise Price	Life (years)
Outstanding, December 31, 2023	184,000	$23.20	2.77
Granted	-	-	-
Outstanding, September 30, 2024	184,000	$11.54	2.04

The intrinsic value of the warrants as of September 30, 2024 is $0. All of the outstanding warrants are exercisable as of September 30, 2024.

Equity Incentive Plan

Our 2018 Equity Incentive Plan (the “2018 Plan”) provides for equity incentives to be granted to our employees, executive officers, directors and key advisers and consultants. Equity incentive grants may be made in the form of stock options with an exercise price of not less than the fair market value of the underlying shares as determined pursuant to the 2018 Equity Incentive Plan, restricted stock awards, other stock-based awards, or any combination of the foregoing. The 2018 Equity Incentive Plan is administered by the Company’s compensation committee. We have reserved 3,000,000 shares of our common stock for issuance under the 2018 Equity Incentive Plan. As of September 30, 2024, 125,734 shares have been granted under the 2018 Equity Incentive Plan, of which 84,396 shares have vested.

Restricted Stock Units

We may grant restricted stock units (“RSU”) under our 2018 Plan. RSUs are bookkeeping entries representing an amount equal to the fair market value of one share of our common stock. Subject to the provisions of our 2018 Plan, the administrator determines the terms and conditions of RSUs, including the vesting criteria and the form and timing of payment. Notwithstanding the foregoing, the administrator, in its sole discretion, may accelerate the time at which any restrictions will lapse or be removed. RSUs granted typically vest annually in one third increments from the date of appointment.

During the three and nine months ended September 30, 2024 and 2023, pursuant to agreements with officers and consultants, 0 and 53,455, respectively and 12,500 and 19,916 RSUs, respectively with a value of $0 and $141,840, respectively, and $196,000 and $291,400, respectively, were granted and compensation expense for RSUs of $45,275 and $227,886, and $37,583 and $95,438 respectively, was incurred. During the three and nine months ended September 30, 2024 and 2023, $13,033 and $60,019, respectively, and $0 and $41,190, respectively was included in compensation under Research and Development.

As of September 30, 2024, there was $145,504 of unrecognized RSU compensation cost related to non-vested stock-based compensation arrangements which is expected to be recognized over a weighted-average period of 2.14 years.

A summary of activity regarding the Restricted Stock Units issued follows:

	Number of RSU	Weighted Average Fair Value Per RSU
Outstanding, December 31, 2023	24,731	$11.76
Granted	53,455	2.65
Forfeiture	(12,500)	-
Vested	(24,348)	9.06
Outstanding, September 30, 2024	41,338	$5.14

Rights Offering and Financing Commitment

On February 7, 2024, the Company and its wholly-owned subsidiary, Shuttle Diagnostics, Inc., entered into a securities purchase agreement (the “Purchase Agreement”) with SRO, LLC, a Nevada limited liability company, pursuant to which SRO LLC agreed to commit to purchasing from the Company $2,250,000 of units from the Company, with each Unit consisting of (i) one share of the Company’s common stock, (ii) a warrant to purchase one share of the Company’s common stock exercisable at a purchase price of $18.80 per share, and (iii) a percentage of equity interest in Diagnostics such that, assuming the sale of all $2,250,000 of Units, SRO LLC will own a 22% interest in Diagnostics. Pursuant to the terms of the Purchase Agreement, the Units will be sold at a per Unit price equal to 90% of the VWAP of the Company’s common stock for the five trading days immediately preceding closing. The parties entered into the Purchase Agreement in anticipation of the Company commencing a rights offering (the “Rights Offering”) pursuant to which the Company intends to offer a total of $4,500,000 of Units to existing stockholders, which includes the $2,250,000 of Units being sold to SRO LLC, an entity which is controlled by Keith Moore, Executive Chairman of Boustead & Company Limited, an affiliate of Boustead.

The Company filed an initial registration statement on Form S-1 (the “Form S-1”) with the SEC in April 2024 related to the registration of subscription rights to purchase the Units to be sold in the Rights Offering. The Form S-1 has not been declared effective as of the date these unaudited condensed consolidated financial statements were issued. Upon the Form S-1 being declared effective, the Purchase Agreement allows SRO LLC up to 60 days to raise the initial $2,250,000, which funds will be placed in escrow with Sutter Securities, Inc. (“SSI”), an affiliate of BSL, pursuant to the terms of an escrow agreement entered into between the Company, Shuttle Diagnostics, Inc., BSL and SSI on February 7, 2024 (the “Escrow Agreement”). The funds will remain in escrow up until closing on the Rights Offering. In addition, in the event the Company fails to raise the full $4,500,000 in the Rights Offering, SRO LLC agreed to a backstop commitment pursuant to which it would have the right to purchase any remaining Units not purchased by existing Company stockholders in the Rights Offering, up to an additional $2,250,000 (the “Back-up Contingency”). Unless the parties waive the conditions to closing, in the event the full $4,500,000 is not raised, whether through SRO LLC or through the Company’s existing stockholders, the Company will not close on the offering and any funds raised and held in escrow will be returned to investors.

In conjunction with its entry into the Purchase Agreement, on February 7, 2024, the Company entered into a placement agent and advisory services agreement (the “Placement Agent Agreement”) with BSL, pursuant to which BSL and BSL’s affiliates agreed to provide the Company with regular and customary financial consulting advice and act as placement agent, on a best efforts basis, for the Rights Offering. In exchange for its services, BSL will receive a commitment fee equal to $112,500 upon the earlier of the Company filing the registration statement on Form S-1 registering the Rights Offering or upon such date as the Company terminates the Rights Offering, a commission equal 8% of the gross proceeds disbursed to the Company upon closing the Rights Offering, and $40,000 in diligence and related expenses.

The Company has incurred $142,000 in costs directly related to the planned Rights Offering and initially deferred these costs in 2024, then expensed them at June 30, 2024, as the Rights Offering has not yet consummated.

Alliance Global Partners

On July 30, 2024, the Company entered into an agreement with A.G.P./Alliance Global Partners (“AGP”), as the exclusive underwriter, placement agent, or advisor in a public or private offering of up to $10,000,000 of the Company’s securities, and bridge financing of up to $1,350,000. AGP was paid a $50,000 retainer fee.

As of September 30, 2024, the Company has incurred $101,651 of expenses included in deferred costs recorded on the Company’s unaudited condensed consolidated balance sheet.

See Note 9, Subsequent Events, Alliance Global Partners.

Note 7 - Stockholders’ Equity

Common Stock

During the year ended December 31, 2023, the Company issued:

●	297,625 shares of common stock to settle $1,925,700 of principal and $294,927 of interest on a Convertible Note and incurred $477,221 of loss on settlement.
●	10,650 shares of common stock issued for vesting of restricted stock units.

During the year ended December 31, 2022, the Company issued:

●	105 shares of common stock for conversion of $16,340 of accrued interest.
●	3,500 shares of common stock upon vesting of restricted stock units.
●	352,443 shares of common stock upon completion of the Company’s initial public offering (including the exercise of the underwriter’s overallotment option), and the immediate exercise of warrants issued as part of the IPO Units, for net proceeds of $9,951,356.
●	42,113 shares of common stock upon the automatic conversion of preferred shares and 12,553 shares of common stock to settle cumulative dividends on the preferred shares totaling $402,064.
●

A total of 36,876 shares of common stock issued to the lenders upon conversion of the 2022 Convertible Notes, including 18,438 shares of common stock issued upon the conversion of the 2022 Convertible Notes into units with an estimated fair value of $1,198,438 at settlement, and 18,438 shares of common stock upon the exercise of the common stock warrants, for total proceeds of $1,475.

●

A total of 66,250 shares of common stock upon the exercise of warrants and settlement of the December 2021 Notes and certain August 2022 Notes . Includes 62,500 shares of common stock issued upon the exercise and settlement of the December 2021 Notes with an estimated fair value of $2,031,249 and 3,750 shares of common stock issued upon the exercise and settlement of certain August 2022 Notes with an estimated fair value of $121,875.

●	22,535 shares of common stock upon the cashless exercise of warrants issued to Boustead Securities LLC for placement agent and underwriter services provided to the Company

Series A Preferred Shares

The Series A Preferred Stock, in accordance with its terms, is automatically convertible into a number of shares of the Company’s common stock upon the closing of the sale of shares of common stock to the public in a qualified offering (at a 10% discount to the initial public offering price, as set forth in the Series A certificate of designation) or upon listing of the Company’s common stock on a national securities exchange at a fixed price. The Series A Preferred Stock, while outstanding, accrued cumulative dividends at a rate of 8.5% per annum. In addition, the Series A Preferred Stock is callable by the Company, at a price equal to the stated value of the Series A Preferred Stock ($1,000 per share), plus accrued and unpaid cumulative dividends.

In April 2022, the Company and holders of the Series A Preferred Stock agreed to modifications of the Series A certificate of designation which changed the definition of a “Qualified IPO” by lowering the minimum required proceeds to $10,000,000 and removing the minimum per share IPO price, and changed the conversion price upon the listing of the Company’s common stock from $99.92 per share to $40.00 per share. The Company determined that these changes represented a substantial change in the terms of the Series A Preferred Stock and accounted for the changes as an extinguishment. The Company recognized the excess of the post-amendment fair value of the Series A Preferred Stock over its carrying value as a deemed dividend of $439,427, which increases net loss attributable to common stockholders during the year ended December 31, 2022.

During the year ended December 31, 2022 and upon completion of its initial public offering, the Company converted 1,213 shares of Series A Preferred Stock into 42,113 shares of common stock, based on a conversion price of 90% of the per share IPO price of $32.00 per share, resulting in a discounted conversion price of $28.80 per share. Based on the nature of the settlement (as the exercise of a share-settled redemption feature) the Company recognized a deemed contribution of $31,423 during the year ended December 31, 2022.

During the year ended December 31, 2022, the Company accrued $71,009 for the 8.5% cumulative dividends on the Series A Preferred stock, and as of the date of conversion of the Series A Preferred Stock, the total cumulative dividends accrued were equal to $402,064. Upon the conversion of the Series A Preferred Stock, the cumulative dividends were also converted into 12,553 shares of the Company’s common stock.

As of December 31, 2023 and 2022, the Company had no shares of Series A Preferred Stock outstanding.

Warrants

The Series A Preferred Stock sold in the Company’s 2018 and 2019 private placement offerings included warrants to be issued upon the earlier of a closing of the sale of shares of common stock to the public or upon a listing of the Company’s common stock. The warrants will be exercisable for a period of three years after the date of issuance at an exercise price contingent on the terms of the public offering. The initial form of the warrants were expected to include contingent call features based on the terms of the public offering. As originally drafted, if an initial public offering occurs at a price at or above $111.04, then the warrants are callable if the 20-day VWAP of the common stock in at or above 150% of the variable exercise price. In the scenario where the common stock is listed with a common stock issuance price below $111.04, then the warrants are callable if the 20-day VWAP of the common stock is at or above the $166.56 exercise price. Upon the issuance of the warrants in September 2022, the contingent call features were not included in the agreements. Given the variability in the number of warrants and exercise price, the detachable warrants contained terms and features that gave rise to liability classification.

In April 2022, the Company modified the terms of the Series A Preferred Stock as discussed above. These modifications impacted the potential terms of these contingently issuable warrants (potential warrant shares and exercise price). The impact of this modification was reflected in the fair value of the warrant obligation recorded during the interim periods within the year ended December 31, 2022. Upon completion of our initial public offering, the Series A Preferred Stock was converted, and warrants were issued in relation to the conversion, with each warrant then exercisable at the equivalent of the per share initial public offering price. In total, the Company issued warrants to purchase 42,113 shares of common stock, at an exercise price of $32.00 per share in settlement of this warrant obligation. In addition, upon the issuance of these warrants, the Company reassessed the classification accounting and concluded that the issued warrants met the requirements for classification in stockholders’ equity. The Company reclassified the then fair value of these warrants, totaling $756,723, to additional paid in capital in stockholders’ equity.

The warrant liability related to the Series A Preferred Stock was $0 as of December 31, 2022. For the period ended December 31, 2022 (prior to reclassification), the change in fair value of warrant obligation liability was a loss of $421,768.

Warrants Issued to Boustead as Placement Agent or Underwriter

For services provided in relation to the 2022 Convertible Notes and August 2022 Notes offerings, Boustead received warrants to purchase 10% of the shares of common stock issuable upon conversion of the 2022 Convertible Notes, at the conversion price of the notes. Upon conversion, the warrant became exercisable for a total of 2,582 shares of common stock at an exercise price of $16.00 per share. These warrants were accounted for under ASC 718 and classified as liabilities due to the fact that the conversion of the 2022 Convertible Notes would impact their fair value. These warrants were exercised on a cashless basis in September 2022. The Company reclassified the then fair value of the warrants of $64,140 at the initial public offering to equity, with the estimated fair value based on a Black-Scholes model, with inputs that included an estimated fair value of the Company’s common stock of $32.50, an exercise price of $16.00 per share, a remaining term of 4.5 years, 82.5% volatility and a risk free rate of 3.43%.

Boustead acted as placement agent for the August 2022 Notes and received warrants to purchase 625 shares of common stock at an exercise price of $20.00 per share. These warrants were classified in equity and exercised on a cashless basis in September 2022.

Boustead additionally received a warrant to purchase 21,453 shares of common stock at an exercise price of $97.52 per share upon the closing of the IPO. These warrants were classified in equity and exercised on a cashless basis in September 2022. Upon the closing of the overallotment option to the IPO, Boustead received an additional warrant to purchase 3,218 shares of common stock at an exercise price of $97.52 per share. The Company determined that these warrants should be classified in equity. The fair value of the warrant issued at the closing of the IPO was estimated to be $426,752 using a Black-Scholes model, with inputs that included an estimated fair value of the Company’s common stock of $32.50, an exercise price of $97.52 per share, a five-year term, 101.8% volatility and a risk free rate of 3.27%. The fair value of the warrant issued at the closing of the overallotment option was estimated to be $111,296 using a Black-Scholes model, with inputs that included an estimated fair value of the Company’s common stock of $50.88, an exercise price of $97.52 per share, a five-year term, 101.4% volatility and a risk free rate of 3.74%. The fair value of these warrants was recorded to additional paid in capital and represented an issuance cost of the initial public offering (recorded as a deduction to additional paid in capital). These warrants remain outstanding as of December 31, 2023.

Alto Opportunity Master Fund, SPC

In connection with the January 2023 Alto Convertible Note, Boustead was granted warrants to purchase 8,909 shares of common stock, at an exercise price of $18.80 per share (Note 6). In addition, Alto was granted warrants to purchase 127,260 shares of common stock, at an exercise price of $18.80 per share (Note 6, 8).

A summary of activity regarding all warrants issued for the year ended December 31, 2023 and 2022 were as follows:

	Number of	Weighted Average	Weighted Average
	Warrants	Exercise Price	Life (years)
	(as restated)	(as restated)	(as restated)
Outstanding, December 31, 2021	62,500	$8.00	4.99
Granted(1)	270,910	14.57	4.68
Exercised(2)	(285,579)	9.58	—
Outstanding, December 31, 2022	47,831	35.77	2.78
Granted - Boustead	8,909	18.80	5.00
Granted - Ayrton	127,260	18.80	4.00
Outstanding, December 31, 2023	184,000	23.21	2.77

(1)	Granted warrants include those granted on the issuance of the August 2022 Promissory Notes (3,750 warrants); Notes Payable – Related Parties (2,500 warrants); upon conversion of the Series A Preferred Shares (42,114 warrants); automatic conversion of the 2022 Convertible Notes (18,447 warrants); issued during the IPO, including overallotment option (176,222 warrants) and issued to Boustead Securities LLC (27,877 warrants).
(2)	Exercised warrants include the exercise of the warrants issued with the December 2021 Notes (62,500 warrants); the exercise of the warrants issued with the August 2022 Notes (3,750 warrants); the exercise of the warrants issued upon conversion of the Convertible Notes (18,447 warrants); and the exercise of the warrants issued during the IPO, including overallotment option (176,222 warrants), and warrants exercised on a cashless basis (24,660 warrants).

The intrinsic value of the warrants as of December 31, 2023 is $0. All of the outstanding warrants are exercisable as of December 31, 2023.

Equity Incentive Plan

Our 2018 Equity Incentive Plan (the “2018 Plan”) provides for equity incentives to be granted to our employees, executive officers, directors and key advisers and consultants. Equity incentive grants may be made in the form of stock options with an exercise price of not less than the fair market value of the underlying shares as determined pursuant to the 2018 Equity Incentive Plan, restricted stock awards, other stock-based awards, or any combination of the foregoing. The 2018 Equity Incentive Plan is administered by the Company’s compensation committee. We have reserved 3,000,000 shares of our common stock for issuance under the 2018 Equity Incentive Plan. As of December 31, 2023, 84,779 shares have been granted under the 2018 Equity Incentive Plan, of which 60,048 shares have vested.

Restricted Stock Units

We may grant restricted stock units (“RSU”) under our 2018 Plan. RSUs are bookkeeping entries representing an amount equal to the fair market value of one share of our common stock. Subject to the provisions of our 2018 Plan, the administrator determines the terms and conditions of RSUs, including the vesting criteria and the form and timing of payment. Notwithstanding the foregoing, the administrator, in its sole discretion, may accelerate the time at which any restrictions will lapse or be removed. RSUs granted typically vest annually in one third increments from the date of appointment.

During the years ended December 31, 2023 and 2022, pursuant to agreements with directors, officers and consultants, 32,415 and 4,449 RSUs with a value of $352,400 and $100,000 were granted, respectively. Compensation expense for the vesting RSUs were as follows:

	Year ended December 31,
	2023	2022
		(as restated)
Recognized in general and administrative expense	$115,000	$105,582
Recognized in research and development expense	66,960	131,965
Total	$181,960	$237,547

As of December 31, 2023 and 2022, there was $231,550 and $61,111, respectively, of unrecognized stock-based compensation expense related to unvested RSUs, which is expected to be recognized over a weighted-average period of 1.06 years and 1.83 years, respectively.

A summary of activity regarding the Restricted Stock Units issued follows:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Outstanding, December 31, 2021 (as restated)	2,017	$185.60
Granted	4,449	22.48
Vested (as restated)	(3,500)	116.48
Outstanding, December 31, 2022 (as restated)	2,966	$22.48
Granted	32,415	10.88
Vested (as restated)	(10,650)	12.00
Outstanding, December 31, 2023	24,731	$11.76